UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-1629
RIVERSOURCE DIMENSIONS SERIES, INC.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 7/31
Date of reporting period: 4/30

Portfolio of Investments
RiverSource Disciplined Small and Mid Cap Equity Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.8%)
BE Aerospace, Inc.	7,945	(b)	$236,046
Ceradyne, Inc.	12,801	(b)	284,182
Esterline Technologies Corp.	2,894	(b)	161,427
Spirit Aerosystems Holdings, Inc., Class A	10,979	(b)	243,514
Triumph Group, Inc.	4,422	(d)	342,971

Total			1,268,140

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.	35,833	(b)	197,082
Atlas Air Worldwide Holdings, Inc.	10,010	(b)	553,252

Total			750,334

Airlines (1.5%)
AirTran Holdings, Inc.	39,823	(b,d)	210,265
Alaska Air Group, Inc.	12,304	(b,d)	509,510
Allegiant Travel Co.	4,661	(b,d)	239,715
Continental Airlines, Inc., Class B	18,048	(b)	403,373
Delta Air Lines, Inc.	29,466	(b)	355,949
Hawaiian Holdings, Inc.	36,341	(b,d)	258,021
Skywest, Inc.	32,278	(d)	483,524

Total			2,460,357

Auto Components (1.8%)
ArvinMeritor, Inc.	18,188	(b)	278,640
Autoliv, Inc.	13,331	(b,c,d)	729,873
Cooper Tire & Rubber Co.	16,254	(d)	344,910
Dana Holding Corp.	24,079	(b)	321,695
Exide Technologies	23,722	(b)	140,909
Spartan Motors, Inc.	29,436	(d)	181,620
Tenneco, Inc.	13,857	(b,d)	357,095
The Goodyear Tire & Rubber Co.	11,138	(b)	149,583
TRW Automotive Holdings Corp.	10,859	(b)	349,768

Total			2,854,093

Biotechnology (0.6%)
Cephalon, Inc.	3,516	(b,d)	225,727
Cubist Pharmaceuticals, Inc.	10,413	(b,d)	233,459
PDL BioPharma, Inc.	54,074	(d)	314,711
Pharmasset, Inc.	5,180	(b,d)	167,832

Total			941,729

Building Products (0.3%)
Apogee Enterprises, Inc.	19,482	(d)	267,683
Quanex Building Products Corp.	11,796		224,124

Total			491,807

Issuer	Shares		Value(a)
Capital Markets (2.0%)
Apollo Investment Corp.	59,380	(d)	722,062
BGC Partners, Inc., Class A	42,381		276,324
GFI Group, Inc.	22,904		158,038
Jefferies Group, Inc.	18,103	(d)	492,764
Knight Capital Group, Inc., Class A	23,808	(b)	370,214
MF Global Holdings Ltd.	23,932	(b,d)	220,653
MVC Capital, Inc.	7,749		109,493
optionsXpress Holdings, Inc.	7,299	(b,d)	129,557
Raymond James Financial, Inc.	20,880	(d)	639,763
SWS Group, Inc.	13,292	(d)	147,142

Total			3,266,010

Chemicals (4.3%)
Ashland, Inc.	11,548		687,799
Cabot Corp.	5,038		163,937
CF Industries Holdings, Inc.	9,263		775,068
Cytec Industries, Inc.	8,176		392,939
Eastman Chemical Co.	3,128		209,326
Huntsman Corp.	39,932		455,624
Innophos Holdings, Inc.	11,922		339,658
Lubrizol Corp.	3,245		293,153
NewMarket Corp.	3,761	(d)	413,710
Olin Corp.	30,073	(d)	631,533
OM Group, Inc.	10,630	(b,d)	401,283
PolyOne Corp.	24,288	(b,d)	274,697
Solutia, Inc.	15,392	(b,d)	270,899
Stepan Co.	5,549	(d)	420,337
WR Grace & Co.	43,038	(b)	1,243,367

Total			6,973,330

Commercial Banks (1.1%)
Bancfirst Corp.	4,720	(d)	208,341
SVB Financial Group	15,929	(b,d)	784,184
TowneBank	14,586		233,814
Trico Bancshares	10,072	(d)	191,771
Wintrust Financial Corp.	4,934		184,038
Zions Bancorporation	9,533	(d)	273,883

Total			1,876,031

Commercial Services & Supplies (1.5%)
Consolidated Graphics, Inc.	3,020	(b)	126,568
Corrections Corp of America	9,446	(b)	195,721
Herman Miller, Inc.	10,765	(d)	228,433
Kimball International, Inc., Class B	24,290	(d)	195,292
RR Donnelley & Sons Co.	27,390		588,610
Steelcase, Inc., Class A	29,467	(d)	241,924
The Brink’s Co.	16,320		434,602
United Stationers, Inc.	5,008	(b)	306,590
Viad Corp.	8,534	(d)	199,696

Total			2,517,436

Communications Equipment (1.0%)
Blue Coat Systems, Inc.	8,233	(b,d)	267,819
JDS Uniphase Corp.	13,742	(b)	178,509
Netgear, Inc.	9,591	(b)	259,532
Plantronics, Inc.	13,793		457,928
Tellabs, Inc.	47,291		429,402

Total			1,593,190

Issuer	Shares		Value(a)
Computers & Peripherals (1.8%)
Lexmark International, Inc., Class A	15,751	(b)	583,575
NCR Corp.	26,010	(b)	342,292
Seagate Technology	48,026	(b,c)	882,237
Western Digital Corp.	28,530	(b)	1,172,297

Total			2,980,401

Construction & Engineering (2.8%)
Comfort Systems USA, Inc.	24,370	(d)	343,130
EMCOR Group, Inc.	33,476	(b)	956,074
Fluor Corp.	24,434		1,291,092
Granite Construction, Inc.	10,147	(d)	341,041
KBR, Inc.	30,645		676,641
Layne Christensen Co.	8,275	(b)	226,570
The Shaw Group, Inc.	8,035	(b)	307,580
Tutor Perini Corp.	15,945	(b,d)	386,985

Total			4,529,113

Consumer Finance (0.7%)
Advance America Cash Advance Centers, Inc.	28,231	(d)	161,481
Cash America International, Inc.	8,828	(d)	327,166
Discover Financial Services	31,881		492,880
Ezcorp, Inc., Class A	9,190	(b,d)	190,325

Total			1,171,852

Containers & Packaging (0.3%)
Rock-Tenn Co., Class A	5,642	(d)	291,127
Temple-Inland, Inc.	7,446		173,641

Total			464,768

Distributors (0.1%)
Core-Mark Holding Co., Inc.	5,920	(b,d)	180,678

Diversified Consumer Services (0.7%)
Corinthian Colleges, Inc.	14,138	(b,d)	220,836
Pre-Paid Legal Services, Inc.	4,519	(b,d)	200,960
Regis Corp.	17,357	(d)	331,865
Sotheby’s	9,217	(d)	307,848

Total			1,061,509

Diversified Telecommunication Services (1.0%)
CenturyTel, Inc.	29,423		1,003,618
Qwest Communications International, Inc.	128,046		669,681

Total			1,673,299

Electric Utilities (0.7%)
Edison International	33,227		1,142,012

Electrical Equipment (0.7%)
EnerSys	12,131	(b)	313,950
General Cable Corp.	8,078	(b,d)	230,788
GrafTech International Ltd.	32,855	(b)	553,936

Total			1,098,674

Electronic Equipment, Instruments & Components (2.9%)
Agilent Technologies, Inc.	7,908	(b)	286,744
Anixter International, Inc.	13,027	(b,d)	682,614
Arrow Electronics, Inc.	11,100	(b)	338,550

Issuer	Shares		Value(a)
Avnet, Inc.	9,011	(b)	288,082
Benchmark Electronics, Inc.	14,414	(b)	311,919
Ingram Micro, Inc., Class A	27,466	(b)	498,783
Insight Enterprises, Inc.	18,381	(b,d)	276,266
Jabil Circuit, Inc.	19,847		304,056
Littelfuse, Inc.	8,894	(b,d)	375,594
Methode Electronics, Inc.	19,678	(d)	218,426
Plexus Corp.	7,141	(b,d)	264,574
SYNNEX Corp.	9,983	(b,d)	273,734
Tech Data Corp.	12,384	(b)	531,273

Total			4,650,615

Energy Equipment & Services (5.6%)
Atwood Oceanics, Inc.	11,487	(b)	418,242
Baker Hughes, Inc.	6,121		304,559
Bristow Group, Inc.	5,556	(b,d)	215,073
Cal Dive International, Inc.	21,323	(b)	139,879
CARBO Ceramics, Inc.	5,510	(d)	403,608
Complete Production Services, Inc.	17,022	(b)	256,862
Diamond Offshore Drilling, Inc.	8,652	(d)	684,373
Dril-Quip, Inc.	6,792	(b,d)	393,461
Gulfmark Offshore, Inc., Class A	10,747	(b,d)	370,449
Helmerich & Payne, Inc.	12,433	(d)	505,028
Key Energy Services, Inc.	40,497	(b,d)	440,000
Lufkin Industries, Inc.	8,749		744,801
Matrix Service Co.	18,024	(b)	191,595
Oil States International, Inc.	7,538	(b)	364,161
Parker Drilling Co.	54,091	(b,d)	299,123
Patterson-UTI Energy, Inc.	13,971	(d)	213,617
Pride International, Inc.	23,979	(b)	727,282
Rowan Companies, Inc.	20,868	(b)	621,866
SEACOR Holdings, Inc.	2,858	(b)	240,558
Superior Energy Services, Inc.	12,247	(b,d)	331,404
Tetra Technologies, Inc.	23,066	(b)	283,481
Tidewater, Inc.	10,106		541,783
Unit Corp.	4,876	(b)	232,927
Willbros Group, Inc.	20,524	(b)	257,576

Total			9,181,708

Food & Staples Retailing (2.6%)
BJ’s Wholesale Club, Inc.	15,623	(b,d)	598,048
Ingles Markets, Inc., Class A	10,711		171,697
Nash Finch Co.	5,099	(d)	178,567
Ruddick Corp.	12,569	(d)	444,188
Safeway, Inc.	41,739	(d)	985,041
Spartan Stores, Inc.	12,197	(d)	184,053
SUPERVALU, Inc.	32,758		488,094
The Andersons, Inc.	3,961		143,151
The Pantry, Inc.	14,970	(b)	236,825
Whole Foods Market, Inc.	10,191	(b,d)	397,653
Winn-Dixie Stores, Inc.	28,298	(b,d)	356,838

Total			4,184,155

Food Products (1.2%)
American Italian Pasta Co., Class A	5,696	(b,d)	223,454
Cal-Maine Foods, Inc.	8,223	(d)	274,484
Chiquita Brands International, Inc.	15,968	(b,d)	240,159
Darling International, Inc.	20,958	(b,d)	198,891
Dean Foods Co.	40,025	(b)	628,392
Fresh Del Monte Produce, Inc.	19,703	(b,c,d)	411,202

Total			1,976,582

Issuer	Shares		Value(a)
Gas Utilities (0.4%)
Oneok, Inc.	2,747		134,988
Questar Corp.	6,310		302,564
The Laclede Group, Inc.	5,366		182,873

Total			620,425

Health Care Equipment & Supplies (1.3%)
ev3, Inc.	23,353	(b,d)	446,743
Hill-Rom Holdings, Inc.	3,610	(d)	114,473
Intuitive Surgical, Inc.	2,951	(b,d)	1,064,012
Sirona Dental Systems, Inc.	6,081	(b,d)	253,517
STERIS Corp.	6,849	(d)	227,935

Total			2,106,680

Health Care Providers & Services (5.5%)
AMERIGROUP Corp.	18,284	(b)	662,612
Catalyst Health Solutions, Inc.	4,283	(b,d)	181,214
Centene Corp.	21,848	(b,d)	500,319
CIGNA Corp.	38,790		1,243,608
Coventry Health Care, Inc.	23,890	(b)	567,149
Emergency Medical Services Corp., Class A	5,039	(b,d)	266,462
Health Net, Inc.	15,514	(b)	341,618
Healthspring, Inc.	31,969	(b)	562,654
Humana, Inc.	26,566	(b)	1,214,598
Kindred Healthcare, Inc.	27,824	(b,d)	496,380
Lincare Holdings, Inc.	12,328	(b,d)	575,594
Magellan Health Services, Inc.	22,468	(b)	948,374
Molina Healthcare, Inc.	11,081	(b,d)	323,233
Sun Healthcare Group, Inc.	18,864	(b,d)	168,644
Triple-S Management Corp., Class B	14,760	(b,c,d)	268,632
Universal American Corp.	18,692	(b,d)	286,922
WellCare Health Plans, Inc.	13,446	(b)	384,959

Total			8,992,972

Hotels, Restaurants & Leisure (0.5%)
Brinker International, Inc.	9,924	(d)	183,792
Las Vegas Sands Corp.	10,753	(b,d)	267,320
Wyndham Worldwide Corp.	15,669		420,086

Total			871,198

Household Durables (2.7%)
American Greetings Corp., Class A	13,283		326,230
Garmin Ltd.	16,586	(c,d)	619,985
Harman International Industries, Inc.	9,018	(b)	356,031
National Presto Industries, Inc.	1,045	(d)	117,009
Stanley Black & Decker, Inc.	14,783		918,763
Tupperware Brands Corp.	15,345		783,669
Whirlpool Corp.	11,900	(e)	1,295,553

Total			4,417,240

Independent Power Producers & Energy Traders (1.1%)
Constellation Energy Group, Inc.	25,016		884,316
Mirant Corp.	26,927	(b)	313,969
NRG Energy, Inc.	22,078	(b)	533,625

Total			1,731,910

Issuer	Shares		Value(a)
Industrial Conglomerates (0.8%)
McDermott International, Inc.	15,703	(b)	430,419
Seaboard Corp.	222	(d)	324,122
Textron, Inc.	20,662		471,921

Total			1,226,462

Insurance (9.2%)
Allied World Assurance Co. Holdings Ltd.	7,393	(c)	322,113
American Financial Group, Inc.	15,861		466,789
American Physicians Capital, Inc.	5,376	(d)	179,773
AMERISAFE, Inc.	11,109	(b,d)	189,964
Amtrust Financial Services, Inc.	14,509	(d)	197,758
Arch Capital Group Ltd.	4,193	(b,c)	316,907
Argo Group International Holdings Ltd.	10,766	(c,d)	355,170
Aspen Insurance Holdings Ltd.	8,687	(c)	234,375
Axis Capital Holdings Ltd.	6,056	(c)	188,766
CNA Surety Corp.	8,227	(b,d)	137,967
Conseco, Inc.	109,422	(b)	645,590
Employers Holdings, Inc.	23,501	(d)	387,296
Endurance Specialty Holdings Ltd.	7,608	(c)	280,355
FBL Financial Group, Inc., Class A	6,838	(d)	176,694
First American Corp.	7,465		258,065
Flagstone Reinsurance Holdings Ltd.	18,074	(c,d)	201,525
FPIC Insurance Group, Inc.	6,414	(b,d)	174,589
Genworth Financial, Inc., Class A	65,393	(b)	1,080,293
Greenlight Capital Re Ltd., Series A	5,582	(b,c)	143,011
Hartford Financial Services Group, Inc.	26,887		768,162
HCC Insurance Holdings, Inc.	13,992		380,442
Horace Mann Educators Corp.	23,121	(d)	397,912
Lincoln National Corp.	26,933		823,880
Max Capital Group Ltd.	9,339	(c)	208,260
Meadowbrook Insurance Group, Inc.	17,729	(d)	140,059
Montpelier Re Holdings Ltd.	15,112	(c)	250,859
National Financial Partners Corp.	22,382	(b)	344,459
PartnerRe Ltd.	9,044	(c)	701,634
Platinum Underwriters Holdings Ltd.	28,618	(c)	1,064,876
Principal Financial Group, Inc.	36,826		1,076,056
ProAssurance Corp.	13,219	(b)	805,698
Protective Life Corp.	14,447		347,739
RenaissanceRe Holdings Ltd.	6,430	(c)	359,759
Safety Insurance Group, Inc.	7,026	(d)	262,000
SeaBright Insurance Holdings, Inc.	15,885	(d)	172,829
StanCorp Financial Group, Inc.	6,908	(d)	310,584
Validus Holdings Ltd.	7,180	(c)	183,593
White Mountains Insurance Group Ltd.	924		317,486
Zenith National Insurance Corp.	2,538		95,987

Total			14,949,274

Internet & Catalog Retail (0.2%)
Drugstore.Com, Inc.	31,318	(b)	114,624
Liberty Media Corp. – Interactive, Class A	14,332	(b,g)	220,283

Total			334,907

Internet Software & Services (0.6%)
Earthlink, Inc.	65,986	(d)	595,194
GSI Commerce, Inc.	5,237	(b,d)	142,708
IAC/InterActiveCorp.	8,387	(b)	188,037
LivePerson, Inc.	14,043	(b)	115,995

Total			1,041,934

Issuer	Shares		Value(a)
IT Services (2.4%)
Acxiom Corp.	7,953	(b)	151,743
Ciber, Inc.	33,810	(b,d)	134,226
Cognizant Technology Solutions Corp., Class A	7,055	(b)	361,075
Computer Sciences Corp.	22,728	(b)	1,190,721
Convergys Corp.	15,744	(b,d)	199,004
CSG Systems International, Inc.	11,159	(b)	253,532
Heartland Payment Systems, Inc.	12,806	(d)	235,374
Ness Technologies, Inc.	24,575	(b,c)	159,000
SAIC, Inc.	46,240	(b,d)	805,038
TeleTech Holdings, Inc.	9,087	(b)	150,390
Unisys Corp.	7,852	(b,d)	220,013

Total			3,860,116

Leisure Equipment & Products (0.7%)
Brunswick Corp.	9,676	(d)	202,228
Eastman Kodak Co.	57,429	(b,d)	351,466
Jakks Pacific, Inc.	19,935	(b,d)	304,806
Polaris Industries, Inc.	4,548		269,105

Total			1,127,605

Machinery (3.8%)
AGCO Corp.	11,567	(b,d)	405,076
Altra Holdings, Inc.	9,073	(b,d)	137,547
Bucyrus International, Inc.	8,488		534,829
Chart Industries, Inc.	17,509	(b,d)	402,532
Cummins, Inc.	7,537		544,398
EnPro Industries, Inc.	5,393	(b)	170,311
Force Protection, Inc.	35,930	(b)	192,226
FreightCar America, Inc.	6,680	(d)	191,182
Joy Global, Inc.	3,656		207,697
LB Foster Co., Class A	5,957	(b)	176,327
Mueller Industries, Inc.	11,774		349,099
Navistar International Corp.	4,870	(b)	235,416
Nordson Corp.	11,671		838,210
Oshkosh Corp.	14,100	(b)	544,542
SPX Corp.	1,947		136,056
Terex Corp.	13,561	(b,d)	359,638
The Manitowoc Co., Inc.	16,561	(d)	232,020
Timken Co.	11,030		388,035
WABCO Holdings, Inc.	6,938	(b)	230,272

Total			6,275,413

Media (1.8%)
CBS Corp., Class B	48,097		779,652
DISH Network Corp., Class A	31,258		692,365
Gannett Co., Inc.	19,777	(d)	336,605
Lamar Advertising Co., Class A	4,322	(b)	160,865
Liberty Media Corp. – Capital, Series A	5,612	(b,g)	248,443
The Interpublic Group of Companies, Inc.	48,485	(b)	432,001
Virgin Media, Inc.	17,637		310,235

Total			2,960,166

Metals & Mining (2.7%)
AK Steel Holding Corp.	9,681	(d)	162,157
Allegheny Technologies, Inc.	5,141	(d)	274,889
Brush Engineered Materials, Inc.	5,807	(b,d)	172,642
Carpenter Technology Corp.	6,638	(d)	260,674
Century Aluminum Co.	14,864	(b)	200,367

Issuer	Shares		Value(a)
Cliffs Natural Resources, Inc.	13,301		831,711
Commercial Metals Co.	8,378	(d)	124,665
Horsehead Holding Corp.	8,199	(b,d)	97,404
Kaiser Aluminum Corp.	4,120	(d)	165,583
Olympic Steel, Inc.	6,562	(d)	208,540
Reliance Steel & Aluminum Co.	5,825	(d)	284,318
RTI International Metals, Inc.	9,210	(b,d)	249,131
United States Steel Corp.	14,170	(d)	774,532
Walter Energy, Inc.	5,448		440,253
Worthington Industries, Inc.	12,909		206,157

Total			4,453,023

Multiline Retail (0.6%)
Big Lots, Inc.	4,249	(b)	162,312
Dillard’s, Inc., Class A	12,797	(d)	359,339
JC Penney Co., Inc.	8,540	(e)	249,112
Nordstrom, Inc.	5,848	(d)	241,698

Total			1,012,461

Oil, Gas & Consumable Fuels (5.3%)
ATP Oil & Gas Corp.	13,672	(b)	249,651
Bill Barrett Corp.	8,171	(b)	278,468
Cimarex Energy Co.	6,484		441,431
CVR Energy, Inc.	16,462	(b,d)	139,762
Forest Oil Corp.	8,272	(b,d)	242,370
Frontier Oil Corp.	14,296	(d)	217,299
Frontline Ltd.	7,726	(c,d)	281,999
Gran Tierra Energy, Inc.	52,838	(b,c,d)	320,198
Knightsbridge Tankers Ltd.	10,267	(c)	194,457
Massey Energy Co.	8,931		327,143
McMoRan Exploration Co.	21,618	(b,d)	258,119
Murphy Oil Corp.	24,009	(e)	1,444,140
Overseas Shipholding Group, Inc.	2,492		124,750
Patriot Coal Corp.	16,874	(b)	332,249
Penn Virginia Corp.	12,478	(d)	318,314
Petroleum Development Corp.	9,322	(b,d)	218,228
Rosetta Resources, Inc.	18,002	(b,d)	448,250
St. Mary Land & Exploration Co.	9,404		378,417
Stone Energy Corp.	10,998	(b,d)	179,267
Sunoco, Inc.	12,303		403,292
Swift Energy Co.	8,629	(b)	312,197
Tesoro Corp.	18,449	(d)	242,604
Western Refining, Inc.	24,057	(b,d)	128,946
Whiting Petroleum Corp.	5,986	(b,d)	540,715
World Fuel Services Corp.	19,090	(d)	542,729

Total			8,564,995

Paper & Forest Products (1.2%)
Clearwater Paper Corp.	6,603	(b)	420,479
Domtar Corp.	2,174	(b,c)	154,006
International Paper Co.	31,158		833,166
KapStone Paper and Packaging Corp.	10,878	(b)	140,326
Schweitzer-Mauduit International, Inc.	6,946		395,366

Total			1,943,343

Personal Products (0.2%)
Nu Skin Enterprises, Inc., Class A	12,353		371,331

Issuer	Shares		Value(a)
Pharmaceuticals (2.2%)
Endo Pharmaceuticals Holdings, Inc.	27,119	(b)	593,906
Forest Laboratories, Inc.	40,980	(b)	1,117,115
Impax Laboratories, Inc.	10,477	(b)	189,634
Medicis Pharmaceutical Corp., Class A	9,418		239,029
Par Pharmaceutical Companies, Inc.	13,881	(b)	376,730
Perrigo Co.	10,833	(d)	661,138
Questcor Pharmaceuticals, Inc.	26,215	(b,d)	255,334
Viropharma, Inc.	15,989	(b,d)	203,380

Total			3,636,266

Professional Services (0.5%)
Administaff, Inc.	12,253	(d)	271,282
Heidrick & Struggles International, Inc.	5,020		132,578
On Assignment, Inc.	16,193	(b,d)	113,837
SFN Group, Inc.	23,273	(b,d)	198,984
TrueBlue, Inc.	8,205	(b)	129,557

Total			846,238

Real Estate Investment Trusts (REITs) (3.1%)
American Capital Agency Corp.	14,808	(d)	407,368
Annaly Capital Management, Inc.	67,971		1,152,108
Anworth Mortgage Asset Corp.	31,416	(d)	210,801
Apartment Investment & Management Co., Class A	5,848	(d)	131,054
Capstead Mortgage Corp.	41,049	(d)	464,675
Entertainment Properties Trust	14,158	(d)	618,988
Extra Space Storage, Inc.	9,960	(d)	149,599
Hospitality Properties Trust	12,368		327,628
Medical Properties Trust, Inc.	26,053		261,833
MFA Financial, Inc.	42,426		301,649
NorthStar Realty Finance Corp.	41,215		194,535
SL Green Realty Corp.	7,034		437,304
Sovran Self Storage, Inc.	3,107	(d)	114,617
The Macerich Co.	3,672	(d)	164,175
UDR, Inc.	5,722		116,214

Total			5,052,548

Real Estate Management & Development (0.4%)
CB Richard Ellis Group, Inc., Class A	16,611	(b)	287,703
Jones Lang LaSalle, Inc.	5,326	(d)	420,114

Total			707,817

Road & Rail (0.5%)
Arkansas Best Corp.	5,597	(d)	170,485
Hertz Global Holdings, Inc.	18,921	(b,d)	273,598
Kansas City Southern	7,365	(b)	298,650

Total			742,733

Semiconductors & Semiconductor Equipment (2.5%)
Amkor Technology, Inc.	35,189	(b,d)	265,325
Atheros Communications, Inc.	22,901	(b,d)	889,476
Cavium Networks, Inc.	12,631	(b,d)	348,742
Cree, Inc.	9,065	(b,d)	663,649
Monolithic Power Systems, Inc.	12,491	(b,d)	307,903
Netlogic Microsystems, Inc.	8,738	(b,d)	272,363
Omnivision Technologies, Inc.	21,473	(b,d)	377,066
Power Integrations, Inc.	5,911	(d)	227,455
Sigma Designs, Inc.	13,255	(b,d)	157,204
Skyworks Solutions, Inc.	24,891	(b)	419,164
Volterra Semiconductor Corp.	8,669	(b,d)	207,709

Total			4,136,056

Issuer	Shares		Value(a)
Software (1.6%)
ArcSight, Inc.	7,072	(b,d)	160,747
Blackbaud, Inc.	9,819	(d)	226,328
Concur Technologies, Inc.	6,870	(b)	287,922
JDA Software Group, Inc.	8,188	(b)	236,633
MicroStrategy, Inc., Class A	2,867	(b)	219,612
Sourcefire, Inc.	8,381	(b)	187,483
SuccessFactors, Inc.	14,841	(b,d)	310,622
Take-Two Interactive Software, Inc.	13,157	(b,d)	143,017
Taleo Corp., Class A	8,657	(b)	224,909
TIBCO Software, Inc.	35,261	(b)	401,975
Ultimate Software Group, Inc.	7,100	(b,d)	237,495

Total			2,636,743

Specialty Retail (6.7%)
Abercrombie & Fitch Co., Class A	6,301		275,543
American Eagle Outfitters, Inc.	16,203		272,372
AnnTaylor Stores Corp.	13,601	(b,d)	295,142
Asbury Automotive Group, Inc.	10,450	(b)	162,498
AutoNation, Inc.	14,491	(b)	292,718
Barnes & Noble, Inc.	10,336	(d)	227,805
Big 5 Sporting Goods Corp.	8,107	(d)	137,414
Brown Shoe Co., Inc.	9,548	(d)	179,502
Cabela’s, Inc.	11,896	(b,d)	216,031
Chico’s FAS, Inc.	16,788		249,973
Collective Brands, Inc.	10,930	(b,d)	256,309
DSW, Inc., Class A	4,970	(b)	150,094
Foot Locker, Inc.	8,223		126,223
GameStop Corp., Class A	17,658	(b,d)	429,266
Genesco, Inc.	11,899	(b,d)	396,118
Group 1 Automotive, Inc.	4,326	(b,d)	134,322
GUESS?, Inc.	4,486	(d)	205,773
Gymboree Corp.	3,680	(b,d)	180,798
HOT Topic, Inc.	29,515	(d)	225,495
Jo-Ann Stores, Inc.	16,158	(b)	712,891
JOS A Bank Clothiers, Inc.	2,918	(b,d)	177,589
Office Depot, Inc.	23,377	(b)	160,366
OfficeMax, Inc.	22,563	(b,d)	428,697
Pacific Sunwear Of California	15,540	(b)	78,632
PetSmart, Inc.	10,279		339,927
RadioShack Corp.	25,829		556,615
Rent-A-Center, Inc.	23,999	(b)	619,654
Signet Jewelers Ltd.	11,339	(b,c)	363,075
Stage Stores, Inc.	11,163		170,236
The Cato Corp., Class A	10,990	(d)	261,013
The Childrens Place Retail Stores, Inc.	8,374	(b,d)	383,697
The Dress Barn, Inc.	28,108	(b)	778,029
The Finish Line, Inc., Class A	14,889		239,862
The Men’s Wearhouse, Inc.	19,398	(d)	458,375
The Wet Seal, Inc., Class A	56,235	(b,d)	265,992
Williams-Sonoma, Inc.	14,891	(d)	428,861

Total			10,836,907

Textiles, Apparel & Luxury Goods (1.7%)
CROCS, Inc.	6,205	(b,d)	59,940
Deckers Outdoor Corp.	4,998	(b)	702,619
Fossil, Inc.	9,786	(b,d)	380,675
Jones Apparel Group, Inc.	15,451		336,214

Issuer	Shares		Value(a)
Liz Claiborne, Inc.	18,262	(b,d)	159,610
Quiksilver, Inc.	29,498	(b)	157,224
Skechers USA, Inc., Class A	7,880	(b)	302,198
Steven Madden Ltd.	2,715	(b)	157,361
The Warnaco Group, Inc.	8,083	(b)	386,691
True Religion Apparel, Inc.	5,302	(b,d)	165,688

Total			2,808,220

Thrifts & Mortgage Finance (0.1%)
Astoria Financial Corp.	9,897	(d)	159,738

Tobacco (0.4%)
Alliance One International, Inc.	46,334	(b,d)	235,840
Universal Corp.	8,686	(d)	449,761

Total			685,601

Trading Companies & Distributors (0.5%)
H&E Equipment Services, Inc.	20,609	(b,d)	243,392
United Rentals, Inc.	14,496	(b,d)	208,163
WESCO International, Inc.	10,524	(b,d)	427,485

Total			879,040

Wireless Telecommunication Services (0.5%)
NII Holdings, Inc.	12,565	(b)	533,008
Telephone & Data Systems, Inc.	5,481	(d)	189,971
USA Mobility, Inc.	10,152	(b,d)	141,519

Total			864,498

Total Common Stocks (Cost: $125,726,057)			$160,141,683

Money Market Fund (2.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.21%	3,571,392	(f)	$3,571,392

Total Money Market Fund (Cost: $3,571,392)			$3,571,392

Investments of Cash Collateral Received for Securities on Loan (24.6%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Repurchase Agreements(h)
Cantor Fitzgerald
dated 04-30-10, matures 05-03-10, repurchase price
$5,000,092	0.22%	$5,000,000	$5,000,000
Goldman Sachs
dated 04-30-10, matures 05-03-10, repurchase price
$8,130,589	0.19	8,130,461	8,130,461
$12,000,250	0.25	12,000,000	12,000,000
Mizuho Securities USA
dated 04-30-10, matures 05-03-10, repurchase price
$5,000,092	0.22	5,000,000	5,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Pershing LLC
dated 04-30-10, matures 05-03-10, repurchase price
$10,000,258	0.31	10,000,000	10,000,000

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $40,130,461)			$40,130,461

Total Investments in Securities
(Cost: $169,427,910)(i)			$203,843,536

Investment in Derivatives
Futures Contracts Outstanding at April 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

E-Mini S&P MidCap 400 Index	18	$1,478,880	June 2010	$(16,604)
Russell 2000 Mini Index	22	1,574,100	June 2010	(37,762)

Total				$(54,366)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At April 30, 2010, the value of foreign securities, excluding short-term securities, represented 5.64% of net assets.

(d)	At April 30, 2010, security was partially or fully on loan.

(e)	At April 30, 2010, investments in securities included securities valued at $1,830,140 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2010.

(g)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(h)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald (0.22%)

Security description	Value (a)

Fannie Mae Discount Notes	$6,362
Fannie Mae Interest Strip	27,412
Fannie Mae Pool	3,386,704
Fannie Mae Principal Strip	639
Fannie Mae REMICS	100,189
Federal Farm Credit Bank	87,812
Federal Home Loan Banks	81,413
Federal Home Loan Mortgage Corp	113,973
Federal National Mortgage Association	82,036
Freddie Mac Non Gold Pool	379,138
Freddie Mac Reference REMIC	5,396
Freddie Mac REMICS	117,694
Freddie Mac Strips	68,463
Ginnie Mae I Pool	168,045
Ginnie Mae II Pool	124,749
Government National Mortgage Association	28,257
United States Treasury Inflation Indexed Bonds	23,011
United States Treasury Note/Bond	40,106
United States Treasury Strip Coupon	256,013
United States Treasury Strip Principal	2,588

Total market value of collateral securities	$5,100,000

Goldman Sachs (0.19%)

Security description	Value (a)

Fannie Mae Pool	$5,962,684
Freddie Mac Gold Pool	2,009,399
Freddie Mac Non Gold Pool	320,987

Total market value of collateral securities	$8,293,070

Goldman Sachs (0.25%)

Security description	Value (a)

Allied Irish Banks PLC/New York NY	$1,831,579
Banco Bilbao Vizcaya Argentaria/NY	66,292
Bank of Nova Scotia	4,049
BNP Paribas NY	1,396,952
Calyon NY	93,563

Security description	Value (a)
Credit Agricole Corporate and Investment Bank/New York	918,442
Dexia Credit Local NY	1,019,742
DnB NOR Bank	8,253
Natixis/New York NY	3,284,637
Nordea Bank Finland PLC	274,405
Rabobank Nederland NV/NY	454,737
Royal Bank of Scotland PLC/Greenwich CT	87,248
Sanpaolo IMI SpA/New York	27,780
Societe Generale NY	404,211
Standard Chartered Banking	552,359
Sumitomo Mitsui Banking Corp/New York	1,200,000
Svenska Handelsbanken/New York NY	39,347
Toronto Dominion Bank/NY	896,842
UBS AG Stamford	39,562

Total market value of collateral securities	$12,600,000

Mizuho Securities USA (0.22%)

Security description	Value (a)

United States Cash Management Bill	$95,613
United States Treasury Bill	666,810
United States Treasury Note/Bond	3,179,446
United States Treasury Strip Coupon	378,089
United States Treasury Strip Principal	780,042

Total market value of collateral securities	$5,100,000

Pershing LLC (0.31%)

Security description	Value (a)

Fannie Mae Pool	$2,949,060
Fannie Mae REMICS	935,477
Fannie Mae-Aces	32,976
Federal Farm Credit Bank	184,920
Federal Home Loan Banks	358,007
Federal Home Loan Mortgage Corp	54,705
Federal National Mortgage Association	163,192
Freddie Mac Gold Pool	2,491,384
Freddie Mac Non Gold Pool	135,952
Freddie Mac REMICS	47,663
Ginnie Mae I Pool	162,146
Ginnie Mae II Pool	214,330
Government National Mortgage Association	5,908
United States Treasury Bill	741
United States Treasury Note/Bond	1,675,426
United States Treasury Strip Coupon	276,787
United States Treasury Strip Principal	511,326

Total market value of collateral securities	$10,200,000

(i)	At April 30, 2010, the cost of securities for federal income tax purposes was approximately $169,428,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$36,551,000
Unrealized depreciation	(2,135,000)

Net unrealized appreciation	$34,416,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated Jan. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

	Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks	$160,141,683	$—	$—	$160,141,683

Total Equity Securities	160,141,683	—	—	160,141,683

Other
Affiliated Money Market Fund (b)	3,571,392	—	—	3,571,392
Investments of Cash Collateral Received for Securities on Loan	—	40,130,461	—	40,130,461

Total Other	3,571,392	40,130,461	—	43,701,853

Investments in Securities	163,713,075	40,130,461	—	203,843,536
Other Financial Instruments (c)	(54,366)	—	—	(54,366)

Total	$163,658,709	$40,130,461	$—	$203,789,170

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource Disciplined Small Cap Value Fund
April 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.1%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.4%)
Ceradyne, Inc.	8,211	(b)	$182,284
DynCorp International, Inc., Class A	4,923	(b)	84,676
Esterline Technologies Corp.	2,773	(b,d)	154,678
Ladish Co., Inc.	4,650	(b,d)	127,829
Triumph Group, Inc.	3,923	(d)	304,267

Total			853,734

Air Freight & Logistics (0.8%)
Atlas Air Worldwide Holdings, Inc.	7,958	(b)	439,839
Pacer International, Inc.	9,986	(b,d)	66,307

Total			506,146

Airlines (1.4%)
Alaska Air Group, Inc.	9,470	(b,d)	392,153
Skywest, Inc.	31,983		479,105

Total			871,258

Auto Components (1.2%)
ArvinMeritor, Inc.	10,530	(b,d)	161,320
Dana Holding Corp.	17,998	(b)	240,452
Exide Technologies	14,347	(b,d)	85,221
Spartan Motors, Inc.	12,974	(d)	80,050
Tenneco, Inc.	5,562	(b,d)	143,333

Total			710,376

Building Products (1.0%)
Apogee Enterprises, Inc.	15,650	(d)	215,031
Griffon Corp.	4,872	(b)	68,695
Insteel Industries, Inc.	4,823	(d)	59,130
NCI Building Systems, Inc.	5,521	(b)	76,079
Quanex Building Products Corp.	4,351		82,669
Trex Co., Inc.	4,540	(b,d)	111,185

Total			612,789

Capital Markets (5.4%)
Apollo Investment Corp.	60,942		741,054
Ares Capital Corp.	54,037	(d)	857,026
BGC Partners, Inc., Class A	39,213		255,669
Cohen & Steers, Inc.	5,245		141,982
Hercules Technology Growth Capital, Inc.	9,943		107,782
Knight Capital Group, Inc., Class A	17,467	(b)	271,612
MVC Capital, Inc.	7,424	(d)	104,901
Oppenheimer Holdings, Inc., Class A	7,155		207,996
PennantPark Investment Corp.	19,874	(d)	217,422
SWS Group, Inc.	20,581		227,832
Westwood Holdings Group, Inc.	2,887	(d)	111,150

Total			3,244,426

Issuer	Shares		Value(a)
Chemicals (4.8%)
Ferro Corp.	8,406	(b,d)	91,794
HB Fuller Co.	2,704	(d)	63,409
Innophos Holdings, Inc.	13,745		391,595
Innospec, Inc.	9,414	(b,c)	125,300
Minerals Technologies, Inc.	1,136		65,547
Olin Corp.	30,866	(d)	648,186
OM Group, Inc.	5,212	(b,d)	196,753
PolyOne Corp.	12,341	(b)	139,577
Solutia, Inc.	11,336	(b,d)	199,514
Stepan Co.	1,512		114,534
WR Grace & Co.	30,045	(b)	867,999

Total			2,904,208

Commercial Banks (5.9%)
Arrow Financial Corp.	3,240	(d)	90,072
Bancfirst Corp.	3,023		133,435
Bank of Kentucky Financial Corp.	1,074	(d)	20,599
Camden National Corp.	3,298	(d)	117,838
First Financial Bancorp	9,548		182,462
German American Bancorp, Inc.	3,296	(d)	52,439
Great Southern Bancorp, Inc.	6,750	(d)	164,633
Heritage Financial Corp.	2,188	(b,d)	33,498
International Bancshares Corp.	11,192	(d)	270,511
MainSource Financial Group, Inc.	12,728	(d)	102,970
Nara Bancorp, Inc.	5,754	(b,d)	51,786
National Bankshares, Inc.	2,590		70,163
NBT Bancorp, Inc.	5,565	(d)	136,176
Northrim BanCorp, Inc.	5,577	(d)	96,259
Republic Bancorp, Inc., Class A	10,319	(d)	249,204
SVB Financial Group	16,540	(b,d)	814,263
The First of Long Island Corp.	2,118	(d)	54,517
Trico Bancshares	6,425	(d)	122,332
Trustmark Corp.	8,569	(d)	209,769
UMB Financial Corp.	4,313		181,664
Wilshire Bancorp, Inc.	16,066	(d)	174,477
Wintrust Financial Corp.	6,793	(d)	253,379

Total			3,582,446

Commercial Services & Supplies (1.0%)
Consolidated Graphics, Inc.	2,314	(b)	96,980
Kimball International, Inc., Class B	18,984		152,632
Steelcase, Inc., Class A	9,402	(d)	77,190
United Stationers, Inc.	2,177	(b)	133,276
Viad Corp.	6,228	(d)	145,735

Total			605,813

Communications Equipment (0.8%)
KVH Industries, Inc.	3,142	(b)	47,350
Netgear, Inc.	3,284	(b)	88,865
Oplink Communications, Inc.	4,601	(b)	69,521
Plantronics, Inc.	8,349		277,187

Total			482,923

Computers & Peripherals (0.2%)
Intevac, Inc.	3,632	(b,d)	50,557
Super Micro Computer, Inc.	5,143	(b,d)	72,928

Total			123,485

Issuer	Shares		Value(a)
Construction & Engineering (3.5%)
Comfort Systems USA, Inc.	22,454	(d)	316,152
EMCOR Group, Inc.	25,589	(b)	730,823
Granite Construction, Inc.	9,543	(d)	320,740
Layne Christensen Co.	7,676	(b)	210,169
Sterling Construction Co., Inc.	6,836	(b,d)	119,630
Tutor Perini Corp.	17,305	(b,d)	419,992

Total			2,117,506

Consumer Finance (0.8%)
Cash America International, Inc.	7,870	(d)	291,661
Credit Acceptance Corp.	2,956	(b)	133,316
World Acceptance Corp.	1,809	(b,d)	63,822

Total			488,799

Distributors (0.2%)
Core-Mark Holding Co., Inc.	3,936	(b,d)	120,127

Diversified Consumer Services (0.3%)
Regis Corp.	10,757	(d)	205,674

Diversified Financial Services (0.3%)
PHH Corp.	8,389	(b)	190,346

Diversified Telecommunication Services (0.1%)
Consolidated Communications Holdings, Inc.	3,946	(d)	73,198

Electrical Equipment (1.9%)
AO Smith Corp.	1,265		65,312
EnerSys	6,684	(b)	172,982
GrafTech International Ltd.	41,522	(b)	700,061
Woodward Governor Co.	7,069	(d)	226,561

Total			1,164,916

Electronic Equipment, Instruments & Components (3.0%)
Anixter International, Inc.	5,850	(b,d)	306,540
Benchmark Electronics, Inc.	1,675	(b)	36,247
Coherent, Inc.	4,875	(b,d)	183,154
CTS Corp.	13,042		136,941
Insight Enterprises, Inc.	6,548	(b)	98,416
Littelfuse, Inc.	6,026	(b)	254,478
Methode Electronics, Inc.	7,792	(d)	86,491
Plexus Corp.	6,232	(b)	230,896
Rogers Corp.	3,391	(b,d)	113,497
SYNNEX Corp.	10,381	(b,d)	284,647
TTM Technologies, Inc.	7,143	(b,d)	77,573

Total			1,808,880

Energy Equipment & Services (4.3%)
Boots & Coots, Inc.	48,334	(b)	141,619
Bristow Group, Inc.	4,106	(b)	158,943
Cal Dive International, Inc.	18,393	(b)	120,658
CARBO Ceramics, Inc.	5,350	(d)	391,888
Dawson Geophysical Co.	4,175	(b,d)	122,286
Global Industries Ltd.	11,746	(b,d)	78,698

Issuer	Shares		Value(a)
Gulf Island Fabrication, Inc.	2,624	(d)	62,897
Gulfmark Offshore, Inc., Class A	5,186	(b)	178,761
Key Energy Services, Inc.	29,526	(b)	320,800
Lufkin Industries, Inc.	5,592		476,047
Matrix Service Co.	11,012	(b)	117,058
Natural Gas Services Group, Inc.	3,005	(b)	53,880
Parker Drilling Co.	28,033	(b,d)	155,022
Superior Well Services, Inc.	4,171	(b,d)	60,480
T-3 Energy Services, Inc.	2,935	(b,d)	87,316
Tetra Technologies, Inc.	6,314	(b)	77,599

Total			2,603,952

Food & Staples Retailing (2.4%)
Nash Finch Co.	3,471	(d)	121,554
Ruddick Corp.	11,031	(d)	389,836
Spartan Stores, Inc.	13,064		197,136
The Andersons, Inc.	1,514		54,716
The Pantry, Inc.	9,251	(b)	146,351
Weis Markets, Inc.	3,249	(d)	121,123
Winn-Dixie Stores, Inc.	31,165	(b,d)	392,990

Total			1,423,706

Food Products (2.1%)
American Italian Pasta Co., Class A	2,870	(b,d)	112,590
Chiquita Brands International, Inc.	28,050	(b,d)	421,872
Diamond Foods, Inc.	1,257	(d)	53,686
Fresh Del Monte Produce, Inc.	21,532	(b,c)	449,374
Seneca Foods Corp., Class A	4,608	(b)	151,327
TreeHouse Foods, Inc.	2,005	(b)	84,791

Total			1,273,640

Gas Utilities (0.3%)
Nicor, Inc.	2,607		113,430
The Laclede Group, Inc.	2,397		81,690

Total			195,120

Health Care Equipment & Supplies (1.0%)
ev3, Inc.	16,506	(b,d)	315,761
Invacare Corp.	3,273	(d)	86,505
Natus Medical, Inc.	7,987	(b,d)	136,098
Volcano Corp.	2,897	(b)	69,586

Total			607,950

Health Care Providers & Services (6.6%)
Centene Corp.	13,850	(b,d)	317,165
Gentiva Health Services, Inc.	3,981	(b,d)	114,175
Healthspring, Inc.	35,782	(b)	629,763
inVentiv Health, Inc.	3,528	(b)	81,250
Kindred Healthcare, Inc.	23,596	(b,d)	420,953
Magellan Health Services, Inc.	20,687	(b)	873,198
Molina Healthcare, Inc.	9,764	(b,d)	284,816
National Healthcare Corp.	2,309	(d)	81,646
Res-Care, Inc.	11,633	(b)	135,408
Sun Healthcare Group, Inc.	21,305	(b)	190,467
Triple-S Management Corp., Class B	11,294	(b,c,d)	205,551
Universal American Corp.	18,676	(b,d)	286,677
WellCare Health Plans, Inc.	11,991	(b)	343,302

Total			3,964,371

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure (0.3%)
Biglari Holdings, Inc.	141	(b)	55,166
Red Robin Gourmet Burgers, Inc.	3,848	(b)	93,930

Total			149,096

Household Durables (0.4%)
American Greetings Corp., Class A	6,521		160,155
CSS Industries, Inc.	4,029		80,661

Total			240,816

Industrial Conglomerates (0.6%)
Seaboard Corp.	195		284,702
Standex International Corp.	3,661		87,388

Total			372,090

Insurance (9.9%)
American Equity Investment Life Holding Co.	8,918	(d)	93,817
American Physicians Capital, Inc.	3,042	(d)	101,725
AMERISAFE, Inc.	9,961	(b,d)	170,333
Amtrust Financial Services, Inc.	8,774	(d)	119,590
Argo Group International Holdings Ltd.	10,543	(c)	347,814
CNA Surety Corp.	6,751	(b,d)	113,214
Conseco, Inc.	127,392	(b)	751,613
Employers Holdings, Inc.	25,808	(d)	425,316
FPIC Insurance Group, Inc.	4,734	(b,d)	128,859
Greenlight Capital Re Ltd., Series A	6,590	(b,c,d)	168,836
Horace Mann Educators Corp.	21,998		378,586
Maiden Holdings Ltd.	13,592	(c)	101,804
Meadowbrook Insurance Group, Inc.	18,841	(d)	148,844
Montpelier Re Holdings Ltd.	16,466	(c)	273,336
National Financial Partners Corp.	18,883	(b)	290,609
Platinum Underwriters Holdings Ltd.	28,399	(c)	1,056,726
ProAssurance Corp.	16,173	(b)	985,743
Safety Insurance Group, Inc.	5,353		199,613
SeaBright Insurance Holdings, Inc.	9,679		105,308

Total			5,961,686

Internet Software & Services (0.9%)
Earthlink, Inc.	59,969	(d)	540,920

IT Services (1.2%)
Acxiom Corp.	3,912	(b)	74,641
Ciber, Inc.	31,272	(b,d)	124,150
CSG Systems International, Inc.	4,004	(b)	90,971
Global Cash Access Holdings, Inc.	5,885	(b)	51,082
Ness Technologies, Inc.	21,665	(b,c)	140,173
Unisys Corp.	8,203	(b)	229,847

Total			710,864

Leisure Equipment & Products (0.9%)
Eastman Kodak Co.	46,167	(b,d)	282,541
Jakks Pacific, Inc.	13,247	(b,d)	202,547
Sport Supply Group, Inc.	4,416		59,219

Total			544,307

Life Sciences Tools & Services (0.1%)
Kendle International, Inc.	3,883	(b)	64,264

Issuer	Shares		Value(a)
Machinery (2.2%)
Altra Holdings, Inc.	7,397	(b)	112,139
American Railcar Industries, Inc.	5,010	(d)	81,914
FreightCar America, Inc.	5,336	(d)	152,716
LB Foster Co., Class A	3,937	(b)	116,535
Mueller Industries, Inc.	3,687		109,320
Nordson Corp.	9,603		689,686
Robbins & Myers, Inc.	3,168	(d)	82,083

Total			1,344,393

Marine (0.5%)
American Commercial Lines, Inc.	2,048	(b,d)	41,779
Genco Shipping & Trading Ltd.	5,615	(b)	130,043
International Shipholding Corp.	3,567		108,223

Total			280,045

Media (0.1%)
EW Scripps Co., Class A	6,240	(b,d)	68,266

Metals & Mining (1.6%)
AM Castle & Co.	3,729	(b)	51,162
AMCOL International Corp.	2,625		75,443
Brush Engineered Materials, Inc.	2,775	(b,d)	82,501
Century Aluminum Co.	11,896	(b)	160,358
Coeur d’Alene Mines Corp.	8,973	(b,d)	160,795
Haynes International, Inc.	2,705		97,137
Horsehead Holding Corp.	5,378	(b)	63,891
Kaiser Aluminum Corp.	1,697	(d)	68,202
Olympic Steel, Inc.	4,373	(d)	138,974
RTI International Metals, Inc.	3,396	(b,d)	91,862

Total			990,325

Multiline Retail (0.6%)
Dillard’s, Inc., Class A	7,268	(d)	204,085
Retail Ventures, Inc.	8,086	(b)	87,491
Tuesday Morning Corp.	8,803	(b,d)	49,737

Total			341,313

Oil, Gas & Consumable Fuels (5.2%)
Atlas Energy, Inc.	18,730	(b,d)	675,777
ATP Oil & Gas Corp.	7,818	(b)	142,757
Bill Barrett Corp.	2,082	(b)	70,955
Brigham Exploration Co.	3,698	(b,d)	72,148
Clayton Williams Energy, Inc.	1,762	(b)	81,863
Cloud Peak Energy, Inc.	4,094	(b)	65,504
CVR Energy, Inc.	13,087	(b,d)	111,109
DHT Holdings, Inc.	15,054	(c)	71,055
Golar LNG Ltd.	7,445	(b,c)	96,711
Gran Tierra Energy, Inc.	45,174	(b,c,d)	273,754
Knightsbridge Tankers Ltd.	6,225	(c)	117,902
Nordic American Tanker Shipping	1,502	(c,d)	46,922
Patriot Coal Corp.	11,004	(b)	216,669
Penn Virginia Corp.	10,758	(d)	274,437
Petroleum Development Corp.	9,896	(b,d)	231,665
Rosetta Resources, Inc.	19,026	(b,d)	473,746
Swift Energy Co.	1,083	(b)	39,183
Western Refining, Inc.	19,357	(b,d)	103,754

Total			3,165,911

Issuer	Shares		Value(a)
Paper & Forest Products (1.6%)
Clearwater Paper Corp.	5,437	(b)	346,228
PH Glatfelter Co.	5,946	(d)	87,347
KapStone Paper and Packaging Corp.	13,844	(b)	178,588
Schweitzer-Mauduit International, Inc.	6,134		349,147

Total			961,310

Personal Products (0.1%)
American Oriental Bioengineering, Inc.	19,758	(b,d)	80,020

Pharmaceuticals (1.2%)
Medicis Pharmaceutical Corp., Class A	9,958		252,734
Par Pharmaceutical Companies, Inc.	10,435	(b)	283,206
Viropharma, Inc.	16,880	(b,d)	214,714

Total			750,654

Professional Services (0.4%)
Diamond Management & Technology Consultants, Inc.	8,805		71,497
Heidrick & Struggles International, Inc.	1,524		40,249
Manpower, Inc.	0		15
On Assignment, Inc.	18,203	(b)	127,967

Total			239,728

Real Estate Investment Trusts (REITs) (6.0%)
American Capital Agency Corp.	11,354	(d)	312,349
Anworth Mortgage Asset Corp.	39,526	(d)	265,219
Capstead Mortgage Corp.	53,970		610,940
Cypress Sharpridge Investments, Inc.	16,299	(d)	210,909
Entertainment Properties Trust	14,077	(d)	615,447
Extra Space Storage, Inc.	4,997	(d)	75,055
First Potomac Realty Trust	4,285		69,503
Hatteras Financial Corp.	11,402	(d)	304,091
Medical Properties Trust, Inc.	27,118		272,536
MFA Financial, Inc.	42,891		304,955
Mid-America Apartment Communities, Inc.	2,936	(d)	162,273
NorthStar Realty Finance Corp.	32,784	(d)	154,740
Omega Healthcare Investors, Inc.	8,798	(d)	176,136
Sovran Self Storage, Inc.	1,588	(d)	58,581

Total			3,592,734

Road & Rail (0.4%)
Arkansas Best Corp.	5,995	(d)	182,607
Celadon Group, Inc.	4,246	(b)	63,393

Total			246,000

Semiconductors & Semiconductor Equipment (0.4%)
Brooks Automation, Inc.	6,984	(b)	67,884
Omnivision Technologies, Inc.	4,249	(b,d)	74,612
Silicon Image, Inc.	23,800	(b)	88,537

Total			231,033

Software (1.0%)
JDA Software Group, Inc.	7,559	(b)	218,456
Netscout Systems, Inc.	4,170	(b)	60,548
Take-Two Interactive Software, Inc.	9,495	(b,d)	103,211
TIBCO Software, Inc.	18,276	(b)	208,346

Total			590,561

Issuer	Shares		Value(a)
Specialty Retail (6.8%)
America’s Car-Mart, Inc.	3,439	(b)	87,110
AnnTaylor Stores Corp.	3,369	(b,d)	73,107
Asbury Automotive Group, Inc.	2,889	(b)	44,924
Brown Shoe Co., Inc.	3,419		64,277
Build-A-Bear Workshop, Inc.	9,576	(b,d)	91,547
Cabela’s, Inc.	4,702	(b,d)	85,388
Christopher & Banks Corp.	5,175		50,663
Collective Brands, Inc.	7,258	(b,d)	170,200
Conn’s, Inc.	5,887	(b)	56,103
DSW, Inc., Class A	6,874	(b)	207,595
Genesco, Inc.	8,959	(b)	298,245
Group 1 Automotive, Inc.	3,467	(b,d)	107,650
Gymboree Corp.	1,777	(b)	87,304
HOT Topic, Inc.	15,180	(d)	115,975
Jo-Ann Stores, Inc.	16,412	(b)	724,097
OfficeMax, Inc.	3,136	(b)	59,584
Pacific Sunwear Of California	15,703	(b,d)	79,457
Rent-A-Center, Inc.	28,273	(b)	730,009
Shoe Carnival, Inc.	3,257	(b)	90,089
Sonic Automotive, Inc., Class A	4,589	(b)	49,011
Stage Stores, Inc.	9,037		137,814
The Dress Barn, Inc.	12,357	(b)	342,042
The Finish Line, Inc., Class A	8,334		134,261
The Men’s Wearhouse, Inc.	8,049	(d)	190,198

Total			4,076,650

Textiles, Apparel & Luxury Goods (0.9%)
Jones Apparel Group, Inc.	7,671		166,921
Quiksilver, Inc.	30,017	(b)	159,991
Skechers USA, Inc., Class A	3,104	(b)	119,038
Unifirst Corp.	1,672		81,711

Total			527,661

Thrifts & Mortgage Finance (0.4%)
ESB Financial Corp.	4,204		60,117
Ocwen Financial Corp.	13,769	(b,d)	159,032

Total			219,149

Tobacco (1.0%)
Alliance One International, Inc.	10,958	(b,d)	55,776
Universal Corp.	10,884	(d)	563,574

Total			619,350

Trading Companies & Distributors (0.7%)
H&E Equipment Services, Inc.	9,814	(b,d)	115,903
Textainer Group Holdings Ltd.	3,696	(c)	84,860
United Rentals, Inc.	8,825	(b,d)	126,728
Watsco, Inc.	1,488		88,119

Total			415,610

Total Common Stocks (Cost: $49,002,359)			$58,060,545

Money Market Fund (3.7%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.21%	2,267,588	(f)	$2,267,588

Total Money Market Fund (Cost: $2,267,588)			$2,267,588

Investments of Cash Collateral Received for Securities on Loan (24.5%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Repurchase Agreements(e)
Cantor Fitzgerald
dated 04-30-10, matures 05-03-10, repurchase price
$5,000,092	0.22%	$5,000,000	$5,000,000
Goldman Sachs
dated 04-30-10, matures 05-03-10, repurchase price
$4,816,481	0.19	4,816,405	4,816,405
$5,000,104	0.25	5,000,000	5,000,000

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $14,816,405)			$14,816,405

Total Investments in Securities
(Cost: $66,086,352)(g)			$75,144,538

Investments in Derivatives
At April 30, 2010, $132,000 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at April 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

Russell 2000 Mini Index	30	$2,146,500	June 2010	$(73,553)
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At April 30, 2010, the value of foreign securities, excluding short-term securities, represented 5.89% of net assets.

(d)	At April 30, 2010, security was partially or fully on loan.

(e)	The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald (0.22%)

Security description	Value (a)

Fannie Mae Discount Notes	$6,362
Fannie Mae Interest Strip	27,412
Fannie Mae Pool	3,386,704
Fannie Mae Principal Strip	639
Fannie Mae REMICS	100,189
Federal Farm Credit Bank	87,812
Federal Home Loan Banks	81,413
Federal Home Loan Mortgage Corp	113,973
Federal National Mortgage Association	82,036
Freddie Mac Non Gold Pool	379,138
Freddie Mac Reference REMIC	5,396
Freddie Mac REMICS	117,694
Freddie Mac Strips	68,463
Ginnie Mae I Pool	168,045
Ginnie Mae II Pool	124,749
Government National Mortgage Association	28,257
United States Treasury Inflation Indexed Bonds	23,011
United States Treasury Note/Bond	40,106
United States Treasury Strip Coupon	256,013
United States Treasury Strip Principal	2,588

Total market value of collateral securities	$5,100,000

Goldman Sachs (0.19%)

Security description	Value (a)

Fannie Mae Pool	$3,532,235
Freddie Mac Gold Pool	1,190,348
Freddie Mac Non Gold Pool	190,150

Total market value of collateral securities	$4,912,733

Goldman Sachs (0.25%)

Security description	Value (a)

Allied Irish Banks PLC/New York NY	$763,158
Banco Bilbao Vizcaya Argentaria/NY	27,622
Bank of Nova Scotia	1,687
BNP Paribas NY	582,063
Calyon NY	38,985

Security description	Value (a)

Credit Agricole Corporate and Investment Bank/New York	382,684
Dexia Credit Local NY	424,893
DnB NOR Bank	3,439
Natixis/New York NY	1,368,599
Nordea Bank Finland PLC	114,336
Rabobank Nederland NV/NY	189,474
Royal Bank of Scotland PLC/Greenwich CT	36,353
Sanpaolo IMI SpA/New York	11,575
Societe Generale NY	168,421
Standard Chartered Banking	230,150
Sumitomo Mitsui Banking Corp/New York	499,999
Svenska Handelsbanken/New York NY	16,395
Toronto Dominion Bank/NY	373,684
UBS AG Stamford	16,483

Total market value of collateral securities	$5,250,000

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2010.

(g)	At April 30, 2010, the cost of securities for federal income tax purposes was approximately $66,086,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$10,009,000
Unrealized depreciation	(950,000)

Net unrealized appreciation	$9,059,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated Jan. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

	Fair value at April 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks	$58,060,545	$—	$—	$58,060,545

Total Equity Securities	58,060,545	—	—	58,060,545

Other
Affiliated Money Market Fund (b)	2,267,588	—	—	2,267,588
Investments of Cash Collateral Received for Securities on Loan	—	14,816,405	—	14,816,405

Total Other	2,267,588	14,816,405	—	17,083,993

Investments in Securities	60,328,133	14,816,405	—	75,144,538
Other Financial Instruments (c)	(73,553)	—	—	(73,553)

Total	$60,254,580	$14,816,405	$—	$75,070,985

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                               RiverSource Dimensions Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date June 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date June 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date June 28, 2010